Taxation - Income Tax Expense - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting and taxable income
Deferred tax		€ (149,443)	€ (40,161)	€ 24,357
Current tax		183,851	208,370	134,452
Total income tax expense		34,408	€ 168,209	€ 158,809
Impact registered in income tax expense due to change in tax rate		€ (171,169)
United States
Reconciliation of accounting and taxable income
Tax rate (as a percent)		35.00%
Impact registered in income tax expense due to change in tax rate		€ 171,000
United States | Forecast
Reconciliation of accounting and taxable income
Tax rate (as a percent)	21.00%